Intangible Assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Disclosure Of Intangible Assets [Line Items]
Cost	¥ 5,636	¥ 5,286		¥ 3,730
Accumulated amortization	(3,268)	(2,457)		(1,710)
Net book amount	2,368	2,829		2,020
Opening net book amount	2,829	2,020
Additions	426	1,064
Business combinations	186	524
Disposals	(149)
Amortization charge	(924)	(779)	¥ (637)
Closing net book amount	2,368	2,829	2,020
Domain Name Trademark And Internet Audio Video Program Transmission License
Disclosure Of Intangible Assets [Line Items]
Cost	1,650	1,557		1,340
Accumulated amortization	(791)	(651)		(519)
Net book amount	859	906		821
Opening net book amount	906	821
Business combinations	93	217
Amortization charge	(140)	(132)
Closing net book amount	859	906	821
Copyrights [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	2,826	2,672		1,554
Accumulated amortization	(1,564)	(1,011)		(524)
Net book amount	1,262	1,661		1,030
Opening net book amount	1,661	1,030
Additions	400	1,036
Business combinations	8	112
Disposals	(149)
Amortization charge	(658)	(517)
Closing net book amount	1,262	1,661	1,030
Supplier resources [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	336	335		335
Accumulated amortization	(330)	(278)		(226)
Net book amount	6	57		109
Opening net book amount	57	109
Business combinations	2
Amortization charge	(53)	(52)
Closing net book amount	6	57	109
Corporate Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Cost	244	204		185
Accumulated amortization	(197)	(188)		(181)
Net book amount	47	16		4
Opening net book amount	16	4
Business combinations	40	19
Amortization charge	(9)	(7)
Closing net book amount	47	16	4
Non-compete agreements [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	176	161		156
Accumulated amortization	(150)	(143)		(138)
Net book amount	26	18		18
Opening net book amount	18	18
Business combinations	15	5
Amortization charge	(7)	(5)
Closing net book amount	26	18	18
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cost	404	357		160
Accumulated amortization	(236)	(186)		(122)
Net book amount	168	171		¥ 38
Opening net book amount	171	38
Additions	26	28
Business combinations	28	171
Amortization charge	(57)	(66)
Closing net book amount	¥ 168	¥ 171	¥ 38